UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5851

Colonial InterMarket Income Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Colonial Intermarket Income Trust I

			Par ($)	Value ($)*
Government & Agency Obligations – 53.2%
FOREIGN GOVERNMENT OBLIGATIONS – 31.5%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(a)	EUR	250,000	338,944
Corp. Andina de Fomento
	6.375% 06/18/09		340,000	439,554
European Investment Bank
	5.500% 12/07/11	GBP	300,000	552,075
Federal Republic of Brazil
	5.188% 04/15/24(b)	USD	665,000	665,000
	7.375% 02/03/15	EUR	380,000	536,349
	8.750% 02/04/25	USD	460,000	559,820
Federal Republic of Germany
	4.250% 07/04/14	EUR	970,000	1,221,871
	5.000% 07/04/12		375,000	487,815
	6.000% 07/04/07		800,000	991,316
Government of Canada
	4.500% 06/01/15	CAD	530,000	479,096
	10.000% 06/01/08		1,800,000	1,787,107
Government of New Zealand
	6.000% 11/15/11	NZD	740,000	494,129
	6.500% 04/15/13		985,000	679,184
Kingdom of Norway
	5.500% 05/15/09	NOK	7,180,000	1,134,704
	6.000% 05/16/11		2,300,000	381,634
Kingdom of Spain
	5.500% 07/30/17	EUR	820,000	1,152,747
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,065,000	1,211,836
	6.750% 05/05/14		6,210,000	975,283
Province of Ontario
	5.000% 03/08/14	CAD	550,000	504,469
Province of Quebec
	6.000% 10/01/12		380,000	364,846
	6.000% 10/01/29		260,000	266,733
Republic of Bulgaria
	8.250% 01/15/15	USD	645,000	774,580
Republic of Colombia
	8.125% 05/21/24		240,000	280,200
	9.750% 04/09/11		368,427	412,639
	11.375% 01/31/08	EUR	245,000	334,414

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of France
	3.000% 10/25/15		690,000	789,292
	4.000% 10/25/09		650,000	796,504
	4.000% 04/25/14		630,000	780,069
Republic of Panama
	8.875% 09/30/27	USD	560,000	703,640
Republic of Peru
	7.500% 10/14/14	EUR	210,000	292,273
	9.875% 02/06/15	USD	450,000	560,250
Republic of Poland
	5.750% 03/24/10	PLN	2,715,000	898,902
Republic of South Africa
	5.250% 05/16/13	EUR	425,000	545,958
	6.500% 06/02/14	USD	520,000	561,600
	13.000% 08/31/10	ZAR	1,600,000	315,969
Republic of Venezuela
	9.250% 09/15/27	USD	577,000	742,022
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(c)		525,000	592,935
	11.000% 07/24/18		500,000	740,550
	12.750% 06/24/28		595,000	1,101,464
United Kingdom Treasury
	8.000% 06/07/21	GBP	190,000	477,646
	9.000% 07/12/11		415,000	891,145
United Mexican States
	7.500% 03/08/10	EUR	385,000	524,176
	8.125% 12/30/19	USD	100,000	123,750
	8.375% 01/14/11		875,000	988,750
	11.375% 09/15/16		625,000	918,750
Western Australia Treasury Corp.
	7.500% 10/15/09	AUD	1,095,000	865,979
	8.000% 06/15/13		600,000	509,584
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				31,747,553
U.S. GOVERNMENT AGENCIES – 0.9%
Federal Farm Credit Bank

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.000% 08/25/10	USD	900,000	890,376
U.S. GOVERNMENT AGENCIES TOTAL				890,376
U.S. GOVERNMENT OBLIGATIONS – 20.8%
U.S. Treasury Bonds
	7.500% 11/15/24		865,000	1,164,033
	8.875% 02/15/19		1,817,000	2,547,988
	10.375% 11/15/12		1,520,000	1,659,472
	10.625% 08/15/15		2,780,000	4,047,397
	12.500% 08/15/14		5,309,000	6,632,932
U.S. Treasury Notes
	5.000% 02/15/11		1,845,000	1,877,575
	7.000% 07/15/06		3,050,000	3,075,138
U.S. GOVERNMENT OBLIGATIONS TOTAL				21,004,535
	Total Government & Agency Obligations (cost of $52,178,895)			53,642,464
Corporate Fixed-Income Bonds & Notes – 38.8%
BASIC MATERIALS – 3.6%
Chemicals – 1.7%
Agricultural Chemicals – 0.5%
IMC Global, Inc.
	10.875% 08/01/13		105,000	121,144
Terra Capital, Inc.
	12.875% 10/15/08		165,000	190,162
UAP Holding Corp.
	(d) 07/15/12 (10.750% 01/15/08)		125,000	111,563
United Agri Products
	8.250% 12/15/11		48,000	50,520
				473,389
Chemicals - Diversified – 1.1%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		82,000	92,045
EquiStar Chemicals LP
	10.625% 05/01/11		120,000	129,600
Huntsman International LLC
	7.375% 01/01/15(a)		125,000	126,250
Huntsman LLC
	11.500% 07/15/12		45,000	51,300
Ineos Group Holdings PLC
	7.875% 02/15/16(a)		85,000	99,809

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals - Diversified – (continued)
	8.500% 02/15/16(a)	105,000	103,687
Innophos Investments Holdings, Inc.
	PIK,
	12.749% 02/15/15(a)(b)	74,156	71,931
Lyondell Chemical Co.
	9.625% 05/01/07	155,000	160,425
NOVA Chemicals Corp.
	6.500% 01/15/12	195,000	187,931
	7.561% 11/15/13(b)	85,000	86,594
			1,109,572
Chemicals - Specialty – 0.1%
Rhodia SA
	8.875% 06/01/11	160,000	165,400
			165,400
Chemicals Total			1,748,361
Forest Products & Paper – 1.1%
Paper & Related Products – 1.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	105,000	99,225
Boise Cascade LLC
	7.125% 10/15/14	80,000	76,600
	7.475% 10/15/12(b)	145,000	145,000
Buckeye Technologies, Inc.
	8.500% 10/01/13	95,000	96,663
Caraustar Industries, Inc.
	9.875% 04/01/11	105,000	110,512
Georgia-Pacific Corp.
	8.000% 01/15/24	210,000	210,000
Neenah Paper, Inc.
	7.375% 11/15/14	60,000	55,500
Newark Group, Inc.
	9.750% 03/15/14	80,000	70,400
NewPage Corp.
	10.000% 05/01/12	95,000	99,513
Norske Skog
	7.375% 03/01/14	125,000	115,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.625% 06/15/11	60,000	59,700
			1,138,113
Forest Products & Paper Total			1,138,113
Iron / Steel – 0.2%
Steel - Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	70,000	73,325
			73,325
Steel - Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	80,000	85,200
			85,200
Iron / Steel Total			158,525
Metals & Mining – 0.6%
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	45,000	48,938
			48,938
Non - Ferrous Metals – 0.5%
Codelco, Inc.
	5.500% 10/15/13	500,000	503,700
			503,700
Metals & Mining Total			552,638
BASIC MATERIALS TOTAL			3,597,637
COMMUNICATIONS – 7.6%
Media – 2.9%
Broadcast Services / Programs – 0.1%
Fisher Communications, Inc.
	8.625% 09/15/14	75,000	78,844
			78,844
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	155,000	144,150
Charter Communications Holdings II LLC
	10.250% 09/15/10	175,000	174,125
Charter Communications Holdings LLC
	9.920% 04/01/14(a)	480,000	249,600
CSC Holdings, Inc.
	7.250% 04/15/12(a)	220,000	213,950

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
	7.625% 04/01/11	155,000	156,550
EchoStar DBS Corp.
	6.625% 10/01/14	230,000	223,675
Insight Midwest LP
	9.750% 10/01/09	110,000	113,712
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(a)(e)	180,000	17,550
Telenet Group Holding NV
	(d) 06/15/14 (11.500% 12/15/08)(a)	147,000	121,826
			1,415,138
Multimedia – 0.5%
Advanstar Communications, Inc.
	15.000% 10/15/11	125,000	131,094
Haights Cross Operating Co.
	11.750% 08/15/11	70,000	74,200
Lamar Media Corp.
	6.625% 08/15/15	125,000	125,625
Quebecor Media, Inc.
	7.750% 03/15/16(a)	130,000	134,225
			465,144
Publishing - Newspapers – 0.1%
Hollinger, Inc.
	11.875% 03/01/11(a)(f)	54,000	54,000
	12.875% 03/01/11(a)(f)	80,000	83,500
			137,500
Publishing - Periodicals – 0.6%
Dex Media West LLC
	9.875% 08/15/13	117,000	129,724
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	105,000	87,938
PriMedia, Inc.
	8.000% 05/15/13	175,000	156,625
RH Donnelley Corp.
	8.875% 01/15/16(a)	120,000	125,100
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	125,000	123,437
			622,824

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – 0.2%
LIN Television Corp.
	6.500% 05/15/13	65,000	62,400
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	145,000	152,250
			214,650
Media Total			2,934,100
Telecommunication Services – 4.7%
Cellular Telecommunications – 1.8%
American Cellular Corp.
	10.000% 08/01/11	45,000	48,994
Digicel Ltd.
	9.250% 09/01/12(a)	100,000	105,625
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	160,000	169,600
	9.875% 11/01/12	85,000	92,863
Horizon PCS, Inc.
	11.375% 07/15/12	80,000	91,800
iPCS Escrow Co.
	11.500% 05/01/12	70,000	79,975
Nextel Communications, Inc.
	7.375% 08/01/15	255,000	269,970
Nextel Partners, Inc.
	8.125% 07/01/11	205,000	217,300
Rogers Cantel, Inc.
	9.750% 06/01/16	155,000	190,650
Rogers Wireless, Inc.
	8.000% 12/15/12	95,000	101,887
Rural Cellular Corp.
	8.250% 03/15/12	90,000	95,063
	9.750% 01/15/10	30,000	30,675
	10.430% 11/01/12(a)(b)	115,000	119,887
US Unwired, Inc.
	10.000% 06/15/12	215,000	243,493
			1,857,782
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	190,000	160,075
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	245,000	250,819

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – (continued)
PanAmSat Corp.
	9.000% 08/15/14	92,000	97,290
Zeus Special Subsidiary Ltd.
	(d) 02/01/15 (9.250% 02/01/10)(a)	135,000	93,150
			601,334
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	135,000	113,400
			113,400
Telecommunication Services – 0.3%
Syniverse Technologies, Inc.
	7.750% 08/15/13	105,000	106,050
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	60,000	64,725
Time Warner Telecom, Inc.
	10.125% 02/01/11	145,000	152,612
			323,387
Telephone - Integrated – 1.6%
Axtel SA de CV
	11.000% 12/15/13	68,000	78,200
Cincinnati Bell, Inc.
	7.000% 02/15/15	240,000	238,800
Citizens Communications Co.
	9.000% 08/15/31	205,000	218,838
Qwest Capital Funding, Inc.
	6.875% 07/15/28	275,000	253,687
Qwest Communications International, Inc.
	7.500% 02/15/14	175,000	179,813
Qwest Corp.
	7.500% 06/15/23	195,000	196,950
	8.875% 03/15/12	255,000	286,237
US LEC Corp.
	12.716% 10/01/09(b)	95,000	103,075
			1,555,600
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	125,000	130,938

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – (continued)
SBA Telecommunications, Inc.
	(d) 12/15/11 (9.750% 12/15/07)	183,000	172,935
			303,873
Telecommunication Services Total			4,755,376
COMMUNICATIONS TOTAL			7,689,476
CONSUMER CYCLICAL – 6.6%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	190,000	189,050
			189,050
Airlines Total			189,050
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	125,000	124,687
Levi Strauss & Co.
	9.750% 01/15/15	210,000	223,650
Phillips-Van Heusen Corp.
	7.250% 02/15/11	85,000	87,125
	8.125% 05/01/13	75,000	79,875
			515,337
Apparel Total			515,337
Auto Manufacturers – 0.2%
Auto - Cars / Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	105,000	74,025
			74,025
Auto - Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.
	7.500% 06/15/11	135,000	136,013
			136,013
Auto Manufacturers Total			210,038
Auto Parts & Equipment – 0.6%
Auto / Truck Parts & Equipment - Original – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	115,000	125,062
			125,062

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto / Truck Parts & Equipment - Replacement – 0.2%
Commercial Vehicle Group
	8.000% 07/01/13	125,000	124,375
Rexnord Corp.
	10.125% 12/15/12	90,000	98,775
			223,150
Rubber - Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	285,000	286,425
			286,425
Auto Parts & Equipment Total			634,637
Distribution / Wholesale – 0.1%
Distribution / Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	65,000	65,000
			65,000
Distribution / Wholesale Total			65,000
Entertainment – 0.6%
Gambling (Non - Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	131,000	140,661
			140,661
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	105,000	105,788
Warner Music Group
	7.375% 04/15/14	160,000	160,800
			266,588
Resorts / Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	175,000	178,281
			178,281
Entertainment Total			585,530
Home Builders – 0.6%
Building - Residential / Commercial – 0.6%
D.R. Horton, Inc.
	9.750% 09/15/10	400,000	456,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building - Residential / Commercial – (continued)
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	125,000	117,812
	8.875% 04/01/12	25,000	26,187
Standard Pacific Corp.
	7.000% 08/15/15	5,000	4,588
	9.250% 04/15/12	40,000	41,050
			645,637
Home Builders Total			645,637
Home Furnishings – 0.1%
Home Furnishings – 0.1%
WII Components, Inc.
	10.000% 02/15/12	95,000	95,000
			95,000
Home Furnishings Total			95,000
Leisure Time – 0.2%
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	95,000	95,713
			95,713
Recreational Centers – 0.1%
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	155,000	111,600
			111,600
Leisure Time Total			207,313
Lodging – 2.5%
Casino Hotels – 2.4%
CCM Merger, Inc.
	8.000% 08/01/13(a)	170,000	170,425
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	125,000	128,750
	8.060% 11/15/12(a)(b)	95,000	97,613
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	140,000	150,150
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	328,834	263,067
Galaxy Entertainment Finance Co. Ltd.
	9.875% 12/15/12(a)	115,000	119,313
Greektown Holdings

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	10.750% 12/01/13(a)	135,000	135,844
Hard Rock Hotel, Inc.
	8.875% 06/01/13	205,000	222,425
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	140,000	147,700
Kerzner International Ltd.
	6.750% 10/01/15	190,000	188,575
MGM Mirage
	6.000% 10/01/09	90,000	89,325
	6.750% 09/01/12	195,000	197,437
	8.500% 09/15/10	45,000	48,600
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	85,000	84,575
Station Casinos, Inc.
	6.000% 04/01/12	155,000	154,225
Wynn Las Vegas LLC
	6.625% 12/01/14	180,000	177,750
			2,375,774
Hotels & Motels – 0.1%
Hilton Hotels Corp.
	7.500% 12/15/17	105,000	115,826
			115,826
Lodging Total			2,491,600
Retail – 0.9%
Retail - Automobiles – 0.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	130,000	130,650
			130,650
Retail - Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	110,000	106,012
			106,012
Retail - Home Furnishings – 0.2%
Tempur-Pedic, Inc.
	10.250% 08/15/10	155,000	166,819
			166,819

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail - Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	95,000	95,950
Ferrellgas Partners LP
	8.750% 06/15/12	120,000	121,500
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(a)	95,000	96,900
			314,350
Retail - Restaurants – 0.1%
Landry’s Restaurants, Inc.
	7.500% 12/15/14	120,000	116,250
			116,250
Retail - Video Rental – 0.1%
Movie Gallery, Inc.
	11.000% 05/01/12	100,000	65,500
			65,500
Retail Total			899,581
Textiles – 0.1%
Textile - Products – 0.1%
INVISTA
	9.250% 05/01/12(a)	90,000	95,850
			95,850
Textiles Total			95,850
CONSUMER CYCLICAL TOTAL			6,635,573
CONSUMER NON-CYCLICAL – 5.5%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.
	11.000% 05/15/12	105,000	99,225
			99,225
Agriculture Total			99,225
Beverages – 0.1%
Beverages - Wine / Spirits – 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	100,000	105,125
			105,125
Beverages Total			105,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.2%
Medical - Biomedical / Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	150,000	158,250
			158,250
Biotechnology Total			158,250
Commercial Services – 1.7%
Commercial Services – 0.2%
Iron Mountain, Inc.
	7.750% 01/15/15	150,000	152,625
Mac-Gray Corp.
	7.625% 08/15/15	35,000	35,700
			188,325
Commercial Services - Finance – 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	75,000	78,938
			78,938
Consulting Services – 0.1%
FTI Consulting
	7.625% 06/15/13	80,000	84,000
			84,000
Funeral Services & Related Items – 0.2%
Service Corp. International
	7.700% 04/15/09	180,000	188,550
			188,550
Printing - Commercial – 0.2%
Sheridan Group
	10.250% 08/15/11	105,000	108,675
Vertis, Inc.
	13.500% 12/07/09(a)	95,000	79,800
			188,475
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	180,000	179,100
GEO Group, Inc.
	8.250% 07/15/13	165,000	167,062
			346,162
Rental Auto / Equipment – 0.6%
Ashtead Holdings PLC

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto / Equipment – (continued)
	8.625% 08/01/15(a)	165,000	173,044
Hertz Corp.
	8.875% 01/01/14(a)	125,000	130,625
NationsRent, Inc.
	9.500% 10/15/10	165,000	180,675
United Rentals North America, Inc.
	6.500% 02/15/12	115,000	114,425
	7.750% 11/15/13	50,000	50,125
			648,894
Commercial Services Total			1,723,344
Cosmetics / Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	115,000	94,300
Elizabeth Arden, Inc.
	7.750% 01/15/14	135,000	139,050
			233,350
Cosmetics / Personal Care Total			233,350
Food – 0.6%
Food - Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	95,000	59,612
Merisant Worldwide, Inc.
	(d) 05/15/14 (12.250% 11/15/08)	155,000	25,188
			84,800
Food - Miscellaneous / Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	146,000	148,920
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	180,000	176,400
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	95,000	76,950
			402,270
Food - Retail – 0.1%
Stater Brothers Holdings, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food - Retail – (continued)
	8.125% 06/15/12	90,000	90,900
			90,900
Food Total			577,970
Healthcare Services – 1.1%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	145,000	147,900
			147,900
Medical - HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	145,000	152,975
			152,975
Medical - Hospitals – 0.4%
HCA, Inc.
	7.875% 02/01/11	150,000	160,311
Tenet Healthcare Corp.
	9.875% 07/01/14	260,000	266,175
			426,486
Medical - Outpatient / Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	80,000	69,000
			69,000
MRI / Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	60,000	46,200
MQ Associates, Inc.
	(d) 08/15/12 (12.250% 08/15/08)	150,000	31,125
			77,325
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	9.264% 03/15/15(b)	55,000	55,137
US Oncology, Inc.
	9.000% 08/15/12	160,000	171,200
			226,337
Healthcare Services Total			1,100,023

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products / Wares – 0.6%
Consumer Products - Miscellaneous – 0.5%
Amscan Holdings, Inc.
	8.750% 05/01/14		125,000	108,125
Jostens IH Corp.
	7.625% 10/01/12		125,000	127,187
Playtex Products, Inc.
	9.375% 06/01/11		145,000	152,069
Scotts Co.
	6.625% 11/15/13		130,000	132,600
				519,981
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15		110,000	102,575
				102,575
Household Products / Wares Total				622,556
Pharmaceuticals – 0.9%
Medical - Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11		215,000	199,144
Warner Chilcott Corp.
	8.750% 02/01/15(a)		105,000	103,950
				303,094
Medical - Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15		170,000	172,550
				172,550
Medical - Wholesale Drug Distribution – 0.2%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)		95,000	95,831
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	EUR	121,531	150,672
				246,503
Pharmacy Services – 0.1%
Omnicare, Inc.
	Series 2005 B,
	6.750% 12/15/13	USD	65,000	65,975
				65,975
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – (continued)
	7.125% 10/01/15(a)	105,000	99,488
			99,488
Pharmaceuticals Total			887,610
CONSUMER NON-CYCLICAL TOTAL			5,507,453
ENERGY – 5.7%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	165,000	165,825
Massey Energy Co.
	6.875% 12/15/13(a)	210,000	211,050
			376,875
Coal Total			376,875
Oil & Gas – 2.6%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	75,000	80,250
			80,250
Oil Companies - Exploration & Production – 2.3%
Chesapeake Energy Corp.
	6.375% 06/15/15	90,000	90,000
	7.500% 06/15/14	150,000	159,750
Compton Petroleum Corp.
	7.625% 12/01/13	125,000	127,500
Delta Petroleum Corp.
	7.000% 04/01/15	75,000	72,563
Forest Oil Corp.
	8.000% 12/15/11	90,000	98,325
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	97,000	104,881
PEMEX Finance Ltd.
	9.150% 11/15/18	205,000	253,136
	10.610% 08/15/17	135,000	173,698
Pemex Project Funding Master Trust
	5.430% 12/03/12(a)(b)	450,000	450,000
Pogo Producing Co.
	6.625% 03/15/15	95,000	95,237

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies - Exploration & Production – (continued)
Ras Laffan LNG II
	5.298% 09/30/20(a)	250,000	244,988
Ras Laffan LNG III
	5.838% 09/30/27(a)	250,000	247,904
Whiting Petroleum Corp.
	7.250% 05/01/12	175,000	175,875
			2,293,857
Oil Refining & Marketing – 0.2%
Premcor Refining Group, Inc.
	7.500% 06/15/15	105,000	111,825
Tesoro Corp.
	6.625% 11/01/15(a)	130,000	131,300
			243,125
Oil & Gas Total			2,617,232
Oil & Gas Services – 1.1%
Oil - Field Services – 1.1%
Gazprom
	9.625% 03/01/13	400,000	483,480
Gazprom International SA
	7.201% 02/01/20	360,000	383,400
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(a)	150,000	149,250
Newpark Resources, Inc.
	8.625% 12/15/07	120,000	120,150
			1,136,280
Oil & Gas Services Total			1,136,280
Pipelines – 1.6%
Pipelines – 1.6%
Atlas Pipeline Partners LP
	8.125% 12/15/15(a)	90,000	92,925
El Paso Corp.
	7.625% 09/01/08(a)	100,000	101,875
	7.750% 06/15/10(a)	190,000	198,075
Northwest Pipeline Corp.
	8.125% 03/01/10	55,000	58,369
Pacific Energy Partners LP / Pacific Energy Finance Corp.
	6.250% 09/15/15	165,000	164,794
Sonat, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	7.625% 07/15/11		425,000	442,000
Southern Natural Gas Co.
	8.875% 03/15/10		95,000	101,531
Williams Companies, Inc.
	6.375% 10/01/10(a)		375,000	380,156
	8.125% 03/15/12		70,000	77,000
				1,616,725
Pipelines Total				1,616,725
ENERGY TOTAL				5,747,112
FINANCIALS – 1.7%
Diversified Financial Services – 1.6%
Finance - Auto Loans – 0.7%
Ford Motor Credit Co.
	7.375% 02/01/11		190,000	171,483
General Motors Acceptance Corp.
	6.875% 09/15/11		160,000	143,967
	8.000% 11/01/31		385,000	352,275
				667,725
Finance - Consumer Loans – 0.4%
SLM Corp.
	6.500% 06/15/10	NZD	615,000	403,774
				403,774
Finance - Investment Banker / Broker – 0.5%
E*Trade Financial Corp.
	8.000% 06/15/11	USD	150,000	157,875
LaBranche & Co., Inc.
	11.000% 05/15/12		315,000	350,437
				508,312
Diversified Financial Services Total				1,579,811
Real Estate Investment Trusts – 0.0%
REITS - Hotels – 0.0%
Host Marriott LP
	6.375% 03/15/15		50,000	50,125
				50,125
Real Estate Investment Trusts Total				50,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.1%
Savings & Loans / Thrifts - Western US – 0.1%
Western Financial Bank
	9.625% 05/15/12	100,000	112,500
			112,500
Savings & Loans Total			112,500
FINANCIALS TOTAL			1,742,436
INDUSTRIALS – 5.8%
Aerospace & Defense – 0.7%
Aerospace / Defense - Equipment – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11	110,000	116,600
BE Aerospace, Inc.
	8.500% 10/01/10	155,000	165,850
Sequa Corp.
	8.875% 04/01/08	70,000	73,500
	9.000% 08/01/09	60,000	64,500
Standard Aero Holdings, Inc.
	8.250% 09/01/14	50,000	44,125
TransDigm, Inc.
	8.375% 07/15/11	110,000	115,225
			579,800
Electronics - Military – 0.1%
L-3 Communications Corp.
	5.875% 01/15/15	30,000	28,950
	6.375% 10/15/15	120,000	120,000
			148,950
Aerospace & Defense Total			728,750
Building Materials – 0.2%
Building & Construction Products - Miscellaneous – 0.1%
Nortek, Inc.
	8.500% 09/01/14	80,000	79,600
NTK Holdings, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products - Miscellaneous – (continued)
	(d) 03/01/14 (10.750% 09/01/09)	125,000	86,875
			166,475
Building Products - Cement / Aggregation – 0.1%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	100,000	102,000
			102,000
Building Materials Total			268,475
Electronics – 0.2%
Electronic Components - Miscellaneous – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	140,000	139,300
Sanmina-SCI Corp.
	6.750% 03/01/13	85,000	81,813
			221,113
Electronics Total			221,113
Engineering & Construction – 0.2%
Building & Construction - Miscellaneous – 0.2%
J. Ray McDermott SA
	11.500% 12/15/13(a)	180,000	214,200
			214,200
Engineering & Construction Total			214,200
Environmental Control – 0.6%
Non - Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.250% 03/15/15	80,000	81,800
	7.875% 04/15/13	325,000	339,625
Waste Services, Inc.
	9.500% 04/15/14	120,000	122,400
			543,825
Recycling – 0.1%
Aleris International, Inc.
	9.000% 11/15/14	50,000	52,625
			52,625
Environmental Control Total			596,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery - Construction & Mining – 0.1%
Machinery - Contruction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	70,000	71,575
			71,575
Machinery - Construction & Mining Total			71,575
Machinery - Diversified – 0.3%
Machinery - General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	130,000	125,450
Manitowoc Co., Inc.
	7.125% 11/01/13	65,000	66,950
			192,400
Machinery - Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	100,000	105,250
			105,250
Machinery - Diversified Total			297,650
Metal Fabricate / Hardware – 0.4%
Metal Processors & Fabrication – 0.3%
Mueller Group, Inc.
	10.000% 05/01/12	135,000	147,656
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	115,000	91,713
TriMas Corp.
	9.875% 06/15/12	80,000	70,600
			309,969
Metal Products - Fasteners – 0.1%
FastenTech, Inc.
	11.500% 05/01/11	90,000	86,175
			86,175
Metal Fabricate / Hardware Total			396,144
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	275,000	248,875
J.B. Poindexter & Co.
	8.750% 03/15/14	105,000	85,313
Koppers Industries, Inc.
	9.875% 10/15/13	140,000	153,300

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Diversified Manufacturing Operators – (continued)
Trinity Industries, Inc.
	6.500% 03/15/14		215,000	215,000
				702,488
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.
	8.875% 06/01/11		120,000	126,600
				126,600
Miscellaneous Manufacturing Total				829,088
Packaging & Containers – 1.2%
Containers - Metal / Glass – 0.7%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(a)		155,000	161,588
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13		395,000	412,775
Owens-Illinois, Inc.
	7.500% 05/15/10		90,000	91,800
				666,163
Containers - Paper / Plastic – 0.5%
Consolidated Container Co. LLC
	(d) 06/15/09 (10.750% 06/15/07)		105,000	90,825
Jefferson Smurfit Corp.
	8.250% 10/01/12		145,000	141,737
	PIK,
	11.500% 10/01/15(a)	EUR	100,587	121,109
MDP Acquisitions PLC
	9.625% 10/01/12	USD	150,000	158,250
				511,921
Packaging & Containers Total				1,178,084
Transportation – 1.1%
Transportation - Marine – 0.5%
Ship Finance International Ltd.
	8.500% 12/15/13		265,000	249,762
Stena AB
	7.500% 11/01/13		215,000	211,506
				461,268

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation - Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	150,000	165,750
	12.500% 06/15/12	40,000	45,200
			210,950
Transportation - Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	200,000	205,000
Petroleum Helicopters, Inc.
	9.375% 05/01/09	135,000	141,919
			346,919
Transportation - Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	90,000	79,200
			79,200
Transportation Total			1,098,337
INDUSTRIALS TOTAL			5,899,866
TECHNOLOGY – 0.2%
Office / Business Equipment – 0.1%
Office Automation & Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	130,000	134,550
			134,550
Office / Business Equipment Total			134,550
Semiconductors – 0.1%
Electronic Components - Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 02/15/08	55,000	55,688
			55,688
Semiconductors Total			55,688
TECHNOLOGY TOTAL			190,238
UTILITIES – 2.1%
Electric – 1.9%
Electric - Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	45,000	49,275
	9.500% 06/01/09	182,000	197,698
Edison Mission Energy

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric - Generation – (continued)
	7.730% 06/15/09	235,000	243,812
			490,785
Electric - Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	70,000	71,575
	8.500% 04/15/11	45,000	49,163
Nevada Power Co.
	9.000% 08/15/13	49,000	54,204
	10.875% 10/15/09	97,000	105,245
Sierra Pacific Resources
	6.750% 08/15/17(a)	135,000	135,337
TECO Energy, Inc.
	7.000% 05/01/12	110,000	115,775
			531,299
Independent Power Producer – 0.9%
Dynegy Holdings, Inc.
	6.875% 04/01/11	205,000	204,487
	7.125% 05/15/18	20,000	19,400
	9.875% 07/15/10(a)	130,000	142,350
Mirant North America LLC
	7.375% 12/31/13(a)	190,000	195,225
MSW Energy Holdings LLC
	7.375% 09/01/10	50,000	51,750
	8.500% 09/01/10	155,000	165,850
NRG Energy, Inc.
	7.250% 02/01/14	95,000	96,900
	7.375% 02/01/16	70,000	71,925
			947,887
Electric Total			1,969,971
Gas – 0.2%
Gas - Distribution – 0.2%
Colorado Interstate Gas Co.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Gas - Distribution – (continued)
	6.800% 11/15/15(a)	185,000	192,400
			192,400
Gas Total			192,400
UTILITIES TOTAL			2,162,371
	Total Corporate Fixed-Income Bonds & Notes (cost of $38,833,239)		39,171,162
Mortgage-Backed Securities – 2.2%
Federal National Mortgage Association
	TBA,
	6.500% 03/13/36(g)	1,895,000	1,940,006
Government National Mortgage Association
	9.000% 04/15/16	242	261
	9.000% 05/15/16	27,340	29,522
	9.000% 06/15/16	26,851	28,994
	9.000% 11/15/16	54,906	59,288
	9.000% 12/15/16	21,514	23,231
	10.500% 07/15/19	8,094	9,011
	10.500% 05/15/20	7,921	8,830
	11.000% 01/15/18	3,217	3,508
	11.000% 05/15/18	14,207	15,495
	11.000% 08/15/18	6,328	6,902
	11.000% 01/15/19	52,483	57,283
	11.000% 02/15/19	2,762	2,961
	11.000% 04/15/19	1,530	1,669
	11.000% 05/15/19	8,719	9,516
	Total Mortgage-Backed Securities (cost of $2,183,034)		2,196,477
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.
	4.205% 04/25/34	425,000	402,784
GMAC Mortgage Corp.
	4.865% 09/25/34	350,000	340,947
	Total Asset-Backed Securities (cost of $771,945)		743,731

		Par ($)	Value ($)
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Telecommunication Services – 0.3%
Telecommunication Equipment – 0.3%
Nortel Networks Corp.
	4.250% 09/01/08	265,000	250,094
Telecommunication Services Total			250,094
COMMUNICATIONS TOTAL			250,094
Municipal Bonds – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	230,000	230,832
CALIFORNIA TOTAL			230,832
	Total Municipal Bonds (cost of $230,000)		230,832

		Shares
Common Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc. (h)	2,098	17,833
Hotels, Restaurants & Leisure Total			17,833
CONSUMER DISCRETIONARY TOTAL			17,833
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (h)(i)(j)	1,800	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
	Total Common Stocks (cost of $30,463)		17,833

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(f)(h)	150	1
			1

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
TELECOMMUNICATION SERVICES – 0.0%
Jazztel PLC	Expires 07/15/10(h)(i)(j)	40	—
			—
Telecommunication Services Total			1
COMMUNICATIONS TOTAL			1
INDUSTRIALS – 0.0%
Transportation – 0.0%
TRANSPORTATION - TRUCKS – 0.0%
QDI LLC	Expires 01/15/07(a)(f)(h)(j)	510	4,090
		4,090
Transportation Total			4,090
INDUSTRIALS TOTAL			4,090
	Total Warrants (cost of $7,679)		4,091

		Par ($)
Short-Term Obligation – 5.6%	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $5,800,850 (repurchase proceeds $5,685,701)	5,685,000	5,685,000
	Total Short-Term Obligation (cost of $5,685,000)		5,685,000
	Total Investments – 101.0% (cost of $99,920,255)(k)(l)		101,941,684
	Other Assets & Liabilities, Net – (1.0)%		(1,043,188)
	Net Assets – 100.0%		100,898,496

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities, except the following, amounted to $8,116,606, which represents 8.0% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Hollinger, Inc	03/05/03	$80,000	$79,502	$83,500
	09/30/04	$54,000	$54,000	$54,000
QDI LLC	06/01/02	510	—	4,090
UbiquiTel, Inc.	04/11/00	150	7,600	1
				$141,591

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.
(c)	Step bond. Shown parenthetically is the next interest rate to be paid.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of this security amounted to $17,550, which represents less than 0.1% of net assets.

(f)	Illiquid security.
(g)	Security purchased on a delayed delivery basis.
(h)	Non-income producing security.
(i)	Security has no value.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(k)	Cost for federal income tax purposes is $101,590,473.
(l)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,612,663	$(3,261,452)	$351,211

At February 28, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$679,371	$674,922	03/01/06	$4,448

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$679,371	$685,335	03/01/06	$5,964
AUD	678,819	674,355	04/03/06	(4,464)
EUR	835,298	832,454	03/17/06	(2,844)
EUR	1,726,092	1,723,552	03/23/06	(2,540)
EUR	205,317	204,914	03/23/06	(403)
EUR	453,713	453,671	03/27/06	(42)
EUR	1,021,092	1,018,784	03/31/06	(2,308)
EUR	101,512	101,291	03/31/06	(221)
GBP	543,802	540,020	03/13/06	(3,782)
GBP	1,031,516	1,024,708	03/23/06	(6,808)
				$(17,448)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial InterMarket Income Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006